Equity-Based Compensation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Equity [Abstract]
Equity-based compensation	$ 1.6	$ 0.4	$ 2.2	$ 0.9	$ 0.7	$ 1.8
Unrecognized compensation costs	$ 12.4		$ 12.4			$ 7.6
Weighted average expected recognition period for unrecognized compensation costs			3 years 7 months 6 days			3 years 9 months 18 days